Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash provided by (used in) operating activities:
Net income (loss) for the period	$ (933)	$ (388)	$ (1,864)	$ (594)
Adjustment to reconcile net income for the period to net cash provided by (used in) operating activities:
Depreciation of property and equipment	20	48	146	166
Amortization of intangible assets	512	486	1,890	1,908
Increase in allowance for doubtful accounts	100	0	180	0
Amortization of debt issue costs	33	0
Amortization of beneficial conversion feature	26	0
Amortization of deferred compensation	53	0
Common shares issued for services received	0	65	174	643
Options issued for services	129	129	516	0
Warrants issued for services			187	0
Net income (loss) attributable to non-controlling interest	(5)	(43)	(105)	(104)
Changes in operating assets and liabilities:
Accounts receivable	(23)	50	(1,988)	(6,287)
Other assets	(8)	(612)	(437)	(3)
Accounts payable and accrued expenses	(481)	(400)	(244)	488
Income taxes	0	(156)	(210)	0
Deferred income taxes	0	(156)	(210)	0
Net cash provided by (used in) operating activities	(577)	(821)	(1,755)	(3,760)
Cash used in investing activities:
Acquisition of intangible assets	(289)	(350)	(1,122)	(1,211)
Acquisition of property and equipment		(48)	(49)	(131)
Proceeds from disposition of property and equipment	32
Other assets			4	(23)
Net cash (used in) investing activities	(257)	(398)	(1,167)	(1,365)
Cash flow from financing activities:
Increase (decrease) in long-term borrowing, net	(169)	(15)	(68)	0
Net proceeds from issuance of preferred stock			982	0
Proceeds from issuance of common stock			0	6,000
Proceeds from issuance of convertible debenture, net			3,202	0
Repurchase of common stock			0	(4)
Advances from (repayments to) related parties, net	(270)	0	(33)	500
Net cash provided by (used in) financing activities	(439)	(15)	4,083	6,496
Increase (decrease) in cash during the period	(1,273)	(1,234)	1,161	1,371
Foreign exchange effect on cash	24	(47)	(59)	0
Cash at beginning of the period	3,172	2,070	2,070	699
Cash at end of the period	1,923	789	3,172	2,070
Supplementary Information:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
Non-cash transactions:
Non-cash transactions	0	0
Common stock issued for services received			65	643
Settlement of subscription receivable through partial repayment of loan payable			0	500
Common stock issued for settlement of debt			822
Common stock issued for services to be received in the future			0
Fair value of warrants issued for services received			$ 187